FINANCIAL INSTRUMENTS (Details 2) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024
Statement [Line Items]
Amounts Receivable	$ 5,874	$ 3,350
Due from related parties	146	18
Long-term Investments	1,691	1,247
Derivative liability	70	475
Level 1 of fair value hierarchy [member]
Statement [Line Items]
Cash	26,627	27,317
Amounts Receivable	0	0
Due from related parties	146	18
Long-term Investments	1,634	1,190
Total Financial Assets	28,407	28,525
Derivative liability	0	0
Total financial liabilities	0	0
Level 2 of fair value hierarchy [member]
Statement [Line Items]
Cash	0	0
Amounts Receivable	5,874	3,350
Due from related parties	0	0
Long-term Investments	0	0
Total Financial Assets	5,874	3,350
Derivative liability	0	0
Total financial liabilities	0	0
Level 3 of fair value hierarchy [member]
Statement [Line Items]
Cash	0	0
Amounts Receivable	0	0
Due from related parties	0	0
Long-term Investments	57	57
Total Financial Assets	57	57
Derivative liability	(70)	(475)
Total financial liabilities	$ (70)	$ (475)